Offerings	Nov. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares, nominal value of CHF 0.015 per share
Amount Registered | shares	6,282,679
Proposed Maximum Offering Price per Unit	18
Maximum Aggregate Offering Price	$ 113,088,222
Fee Rate	0.0087%
Amount of Registration Fee	$ 9,838.68
Offering Note
1
Maximum Aggregate Offering Price estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes the aggregate offering price of additional shares that the underwriters have the option to purchase from the registrant, if any. Amount of Registration Fee calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum aggregate offering price.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares, nominal value of CHF 0.015 per share
Amount Registered | shares	5,555,555
Proposed Maximum Offering Price per Unit	18
Maximum Aggregate Offering Price	$ 99,999,990
Amount of Registration Fee	$ 8,700
Offering Note
2
(a) The Registrant previously paid a registration fee of $8,700.00 in connection with the initial filing of the Registration Statement on Form F-1 on October 23, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. This Maximum Aggregate Offering Price was originally estimated pursuant to Rule 457(o) under the Securities Act and is now converted to Rule 457(a) under the Securities Act.

(b) See note 1(b) above.